Related Party Transactions (Details) - USD ($)	10 Months Ended	12 Months Ended
	Jul. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2014
Related Party Transaction
Total aggregate principal amount of notes issued				$ 4,700,000
Common Stock Warrants issued with Convertible Notes
Related Party Transaction
Exercise price of warrants issued (in dollars per share)	$ 504.00				$ 504.00
Convertible Notes
Related Party Transaction
Total aggregate principal amount of notes issued	$ 18,192,000
Related-party portion of convertible notes issuance | Convertible Notes
Related Party Transaction
Issuance of principal amount considered a related-party transaction	$ 5,122,000
Carrying value of related-party convertible notes		$ 0	$ 0
Interest expense related to related-party debt		0	388,000	1,021,000
Recreation, Inc. | Marketing services
Related Party Transaction
Amount of services provided by related party		697,000	1,016,000	$ 984,000
Amounts due to related party		6,000	76,000
Chansu | Consulting services related to regulatory affairs
Related Party Transaction
Amount of services provided by related party		3,000	17,000
Amounts due to related party		0	0
Consensys | Field engineers services
Related Party Transaction
Amount of services provided by related party		123,000	0
Amounts due to related party		$ 20,000	$ 0